Financial Risk Management (Tables)	12 Months Ended
Jul. 31, 2020
Financial Risk Management
Disclosure of information about liquidity risk obligations

The following obligations existed at July 31, 2020:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities	$4,176	$4,176	$—
Due to a related party	75,832	75,832	—
Total	$80,008	$80,008	$—

The following obligations existed at July 31, 2019:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities	$2,062	$2,062	$—
Due to a related party	2,972,945	2,972,945	—
Loan payable	101,209	101,209	—
Total	$3,076,216	$3,076,216	$—